Schedule of Fair Value Measured On Recurring Basis Unobservable Input Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Conversion to Class A Common Stock in the Merger				$ 1,522
Issuance of inducement warrants			155
Ending balance	$ 550
Earnout Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	1,240	$ 1,680	1,680
Liabilities recognized in the Merger				33,559
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability
Change in fair value included in net loss	(960)	1,940	(440)	(31,879)
Issuance of inducement warrants
Modification of warrants
Ending balance	280	3,620	1,240	1,680
Liability Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	6,859	2,139	2,139
Liabilities recognized in the Merger				150
Sale of warrants in the April 2025 Offering			2,853	6,397
Other warrants issued				732
Conversion to Class A Common Stock in the Merger
Exercise of warrants			(4,242)	(3,393)
Settlement of liability				(332)
Change in fair value included in net loss	323	2,658	(804)	(1,415)
Issuance of inducement warrants			5,699
Modification of warrants			1,214
Ending balance	270	4,797	6,859	2,139
PIPE Make Whole Liability [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance
Liabilities recognized in the Merger				2,071
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger
Exercise of warrants
Settlement of liability				(1,241)
Change in fair value included in net loss				(830)
Issuance of inducement warrants
Modification of warrants
Ending balance
SAFEs [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance				1,512
Liabilities recognized in the Merger
Sale of warrants in the April 2025 Offering
Other warrants issued
Conversion to Class A Common Stock in the Merger				(1,522)
Exercise of warrants
Settlement of liability
Change in fair value included in net loss				10
Issuance of inducement warrants
Modification of warrants
Ending balance